Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUNDSM

Class A, Class B, Class C, Administrator Class and Investor Class

Supplement dated February 1, 2008, to the Prospectuses dated July 1, 2007,

as previously supplemented, as the case may be.

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in each Prospectus entitled “Frequent Purchases and Redemptions of Fund Shares” is replaced in its entirety with the following:

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management’s analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

TDIV028 / P606SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUNDSM

Institutional Class

Supplement dated February 1, 2008, to the Prospectus dated July 1, 2007.

All Funds

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in each Prospectus entitled “Frequent Purchases and Redemptions of Fund Shares” is replaced in its entirety with the following:

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity.

If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management’s analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

All Funds

Effective immediately, under the “How to Buy Shares” section on page 39, the second and third bullet points regarding eligibility requirements are deleted and replaced with the following:

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, and have program assets of at least $100 million;
•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

TDIT028/P604SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUNDSM

Supplement dated February 1, 2008, to the Statement of Additional Information dated July 1, 2007, as previously supplemented on December 4, 2007, and October 1, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

All Funds

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees approved modifications of certain eligibility and minimum investment requirements for investors in the Institutional Class shares of the Wells Fargo Advantage Funds. Effective immediately, the following paragraphs are added to the “Additional Purchase and Redemption Information” section.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors.

An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

•	Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;
•	Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and
•	Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

•	Related business entities, including:
•	Corporations and their subsidiaries;
•	General and limited partners; and
•	Other business entities under common ownership or control.
•	Shareholder accounts that share a common tax identification number.
•	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

1

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

_____________________________________________________________________________________________

The following information was contained within the October 1, 2007, Supplement and is included herewith for your convenience.

All Funds

On August 8, 2007, the Board of Trustees (the “Board”) approved revisions to the Portfolio Holdings Policies and Procedures (the “Procedures”). The revised Procedures, which are described below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

2

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes

3

the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds’ Web site.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

All Funds

Effective immediately, sub-paragraph (3) found under “Non-Fundamental Investment Policies” is hereby deleted and replaced with the following:

(3)Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would exclude the Fund from being a “commodity pool operator” as defined by the Commodity Exchange Act.

4

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Administrator Class

Supplement dated February 1, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

December 17, 2007.

ULTRA SHORT-TERM INCOME FUND

Effective immediately, D. James Newton II, CFA, CPA will co-manage the Ultra Short-Term Income Fund (the “Fund”). Jay N. Mueller, CFA and Thomas M. Price, CFA will continue to co-manage the Fund with Mr. Newton.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 43 of the Prospectus, the following biographical information is added:

D. James Newton II, CFA, CPA Ultra Short-Term Income Fund

Mr. Newton is jointly responsible for managing the Ultra Short-Term Income Fund, which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

IFAM028/P1003SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Advisor Class

Supplement dated February 1, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

December 17, 2007.

ULTRA SHORT-TERM INCOME FUND

Effective immediately, D. James Newton II, CFA, CPA will co-manage the Ultra Short-Term Income Fund (the “Fund”). Jay N. Mueller, CFA and Thomas M. Price, CFA will continue to co-manage the Fund with Mr. Newton.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 33 of the Prospectus, the biographical information regarding Mr. Newton is revised as follows:

D. James Newton II, CFA, CPA Corporate Bond Fund Ultra Short-Term Income Fund

Mr. Newton is jointly responsible for managing the Corporate Bond Fund, which he has managed since 2005, and the Ultra Short-Term Income Fund, which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

IFAV028/P1005SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class Z

Supplement dated February 1, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

December 17, 2007.

ULTRA-SHORT DURATION BOND FUND

Effective immediately, D. James Newton II, CFA, CPA will co-manage the Ultra-Short Duration Bond Fund (the “Fund”). Jay N. Mueller, CFA and Thomas M. Price, CFA will continue to co-manage the Fund with Mr. Newton.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 18 of the Prospectus, the following biographical information is added:

D. James Newton II, CFA, CPA Ultra-Short Duration Bond Fund

Mr. Newton is jointly responsible for managing the Ultra-Short Duration Bond Fund, which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

IFZ028/P1002SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Institutional Class

Supplement dated February 1, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

December 17, 2007.

ULTRA SHORT-TERM INCOME FUND

Effective immediately, D. James Newton II, CFA, CPA will co-manage the Ultra Short-Term Income Fund (the “Fund”). Jay N. Mueller, CFA and Thomas M. Price, CFA will continue to co-manage the Fund with Mr. Newton.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 38 of the Prospectus, the biographical information regarding Mr. Newton is revised as follows:

D. James Newton II, CFA, CPA Corporate Bond Fund Ultra Short-Term Income Fund

Mr. Newton is jointly responsible for managing the Corporate Bond Fund, which he has managed since 2005, and the Ultra Short-Term Income Fund, which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

ALL FUNDS

Effective immediately, under the “How to Buy Shares” section on page 43, the second and third bullet points regarding eligibility requirements are deleted and replaced with the following:

•	Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;
•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

IFIT028/P1004SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Investor Class

Supplement dated February 1, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

December 17, 2007.

ULTRA SHORT-TERM INCOME FUND

Effective immediately, D. James Newton II, CFA, CPA will co-manage the Ultra Short-Term Income Fund (the “Fund”). Jay N. Mueller, CFA and Thomas M. Price, CFA will continue to co-manage the Fund with Mr. Newton.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 33 of the Prospectus, the biographical information regarding Mr. Newton is revised as follows:

D. James Newton II, CFA, CPA Corporate Bond Fund Ultra Short-Term Income Fund

Mr. Newton is jointly responsible for managing the Corporate Bond Fund, which he has managed since 2005, and the Ultra Short-Term Income Fund, which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

IFIV028/P1006SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class A, Class B and Class C

Supplement dated February 1, 2008, to the Prospectus dated October 1, 2007, as previously supplemented

December 17, 2007.

ULTRA-SHORT DURATION BOND FUND

Effective immediately, D. James Newton II, CFA, CPA will co-manage the Ultra-Short Duration Bond Fund (the “Fund”). Jay N. Mueller, CFA and Thomas M. Price, CFA will continue to co-manage the Fund with Mr. Newton.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 58 of the Prospectus, the following biographical information is added:

D. James Newton II, CFA, CPA Ultra-Short Duration Bond Fund

Mr. Newton is jointly responsible for managing the Ultra-Short Duration Bond Fund, which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joining Wells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics, Albion College; M.B.A., University of Michigan.

IFR028/P1001SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Supplement dated February 1, 2008, to the Statement of Additional Information dated October 1, 2007, as previously supplemented on December 4, 2007, and October 29, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Ultra-Short Duration Bond Fund and Ultra Short-Term Income Fund

Effective immediately, D. James Newton II, CFA, CPA will co-manage the Ultra-Short Duration Bond Fund and the Ultra Short-Term Income Fund . Jay N. Mueller, CFA and Thomas M. Price, CFA will continue to co-manage these Funds with Mr. Newton. As a result of this change, the following information is added to the “Portfolio Managers” section beginning on page 36 of the above-referenced SAI.

The portfolio managers listed below manage the investment activities of the Funds listed below on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Managers
Ultra-Short Duration Bond Fund Ultra Short-Term Income Fund	Wells Capital Management	Jay N. Mueller, CFA D. James Newton II, CFA, CPA Thomas M. Price, CFA

The following information is added to the table in the Beneficial Ownership in the Funds sub-section beginning on page 41 of the above-referenced SAI.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
D. James Newton II, CFA, CPA	Ultra-Short Duration Bond Fund	$0
D. James Newton II, CFA, CPA	Ultra Short-Term Income Fund	$0

1

Corporate Bond Fund

Government Securities Fund

High Income Fund

Short Duration Government Bond Fund

Short-Term Bond Fund

Total Return Bond Fund

Ultra Short-Term Income Fund

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees approved modifications of certain eligibility and minimum investment requirements for investors in the Institutional Class shares of the Wells Fargo Advantage Funds. Effective immediately, the following paragraphs are added to the “Additional Purchase and Redemption Information” section.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors.

An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

•	Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;
•	Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and
•	Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

•	Related business entities, including:
•	Corporations and their subsidiaries;
•	General and limited partners; and
•	Other business entities under common ownership or control.
•	Shareholder accounts that share a common tax identification number.
•	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE ENDEAVOR SELCT FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

Institutional Class

Supplement dated February 1, 2008, to the Prospectus dated December 1, 2007,

as supplemented on December 19, 2007.

This supplement contains important information about the above referenced Funds (the “Funds”).

Effective immediately, under the “How to Buy Shares” section on page 28, the second and third bullet points regarding eligibility requirements are deleted and replaced with the following:

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, and have program assets of at least $100 million;
•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

___________________________________________________________________________________________

The following information was contained within the December 17, 2007, Supplement and is included herewith for your convenience:

Effective immediately, each Fund’s year-to-date performance through September 30, 2007, is deleted and replaced with the following:

Fund	Fund YTD Performance through September 30, 2007
Capital Growth Fund	15.76%
Endeavor Select Fund	14.10%
Growth Fund	27.27%
Growth and Income Fund	8.60%

LCIT028/P104SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Supplement dated February 1, 2008, to the Statement of Additional Information dated December 1, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Capital Growth Fund

Endeavor Select Fund

Growth Fund

Growth and Income Fund

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees approved modifications of certain eligibility and minimum investment requirements for investors in the Institutional Class shares of the Wells Fargo Advantage Funds. Effective immediately, the following paragraphs are added to the “Additional Purchase and Redemption Information” section.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors.

An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

•	Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;
•	Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and
•	Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

•	Related business entities, including:
•	Corporations and their subsidiaries;
•	General and limited partners; and
•	Other business entities under common ownership or control.
•	Shareholder accounts that share a common tax identification number.
•	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

1

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LIFE STAGE – CONSERVATIVE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – MODERATE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – AGGRESSIVE PORTFOLIOSM

Investor Class

Supplement dated February 1, 2008, to the Prospectus dated July 1, 2007,

as previously supplemented on December 17, 2007.

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Portfolios’ market timing policy. Effective immediately, the section in the Prospectus entitled “Frequent Purchases and Redemptions of Portfolio Shares” is replaced in its entirety with the following:

Frequent Purchases and Redemptions of Portfolio Shares

The Portfolios reserve the right to reject any purchase or exchange order for any reason. The Portfolios are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Portfolio determines could harm the Portfolio may be rejected.

Excessive trading by Portfolio shareholders can negatively impact a Portfolio and its long-term shareholders in several ways, including disrupting Portfolio investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Portfolio shares can negatively impact a Portfolio’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Portfolios may be more susceptible than others to these negative effects. For example, Portfolios that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Portfolios to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Portfolios that have a greater percentage of their investments in small company securities may be more susceptible than other Portfolios to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Portfolios also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Portfolios actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Portfolio shareholders. The Board has approved the Portfolios’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Portfolio by increasing expenses or lowering returns. In this regard, the Portfolios take steps to avoid accommodating frequent purchases and redemptions of shares by Portfolio shareholders. Funds Management monitors available shareholder trading information across all Portfolios on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Portfolio within 30 calendar days. Such investor will be precluded from investing in the Portfolio for a period of 30 calendar days.

A financial intermediary through whom you may purchase shares of the Portfolio may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Portfolio shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Portfolio shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management’s analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

LSIV028 / P706SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LIFE STAGE – CONSERVATIVE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – MODERATE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – AGGRESSIVE PORTFOLIOSM

Supplement dated February 1, 2008, to the Statement of Additional Information dated July 1, 2007, as previously supplemented December 4, 2007, and October 1, 2007.

This supplement contains important information about the Portfolios referenced above (the “Portfolios”).

All Portfolios

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Portfolios

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

_____________________________________________________________________________________________

The following information was contained within the October 1, 2007, Supplement and is included herewith for your convenience.

All Portfolios

On August 8, 2007, the Board of Trustees (the “Board”) approved revisions to the Portfolio Holdings Policies and Procedures (the “Procedures”). The revised Procedures, which are described below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or

1

individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term “portfolio holdings” includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily

2

transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds’ Web site.

3

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

All Portfolios

Effective immediately, sub-paragraph (3) found under “Non-Fundamental Investment Policies” is hereby deleted and replaced with the following:

(3)Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would exclude the Fund from being a “commodity pool operator” as defined by the Commodity Exchange Act.

4

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTGAE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

WELLS FARGO ADVANTGAE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Class A, Class B, Administrator Class, Institutional Class, Investor Class, Select Class and Service Class

Supplement dated February 1, 2008, to the Prospectuses dated July 1, 2007,

as previously supplemented, as the case may be.

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in each Prospectus entitled “Frequent Purchase and Redemption of Fund Shares” is replaced in its entirety with the following:

Frequent Purchase and Redemption of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses and lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Fund’s policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

MMIV028 / P1206S2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

Supplement dated February 1, 2008, to the Statement of Additional Information dated July 1, 2007, as previously supplemented on December 4, 2007, October 22, 2007, and October 1, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Cash Investment Money Market Fund

Government Money Market Fund

Heritage Money Market Fund

National Tax-Free Money Market Fund

Prime Investment Money Market Fund

Treasury Plus Money Market Fund

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees approved modifications of certain eligibility and minimum investment requirements for investors in the Institutional Class shares of the Wells Fargo Advantage Funds. Effective immediately, the following paragraphs are added to the “Additional Purchase and Redemption Information-Minimum Initial Investment Waivers for Institutional, Service, and Administrator Class Shares” section.

An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

•	Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;
•	Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and
•	Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

1

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

Supplement dated February 1, 2008, to the Prospectus dated July 1, 2007,

as previously supplemented December 13, 2007.

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in the Prospectus entitled “Frequent Purchase and Redemption of Fund Shares” is replaced in its entirety with the following:

Frequent Purchase and Redemption of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses and lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market funds typically maintain a $1.00 net asset value, there is no significant financial incentive for an investor to attempt to market time investments into a money market fund.

Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Funds Management determines that an investor has engaged in timing activities in contravention of the Fund’s policies (as described in the prospectus for the non-money market Fund), Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.

MMT028 / P1209S2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

Institutional Class

Supplement dated February 1, 2008, to the Prospectus dated November 1, 2007.

This supplement contains important information about the above referenced Fund.

Effective immediately, under the “How to Buy Shares” section on page 15, the second and third bullet points regarding eligibility requirements are deleted and replaced with the following:

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, and have program assets of at least $100 million;
•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

MIIT028/P1104SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Supplement dated February 1, 2008, to the Statement of Additional Information dated November 1, 2007, as supplemented on December 4, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

Nebraska Tax-Free Fund

Effective at the close of business on January 25, 2008, the Wells Fargo Advantage Nebraska Tax-Free Fund was liquidated, therefore, effective immediately, all references to the Fund are hereby deleted.

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

Ultra Short-Term Municipal Income Fund

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees approved modifications of certain eligibility and minimum investment requirements for investors in the Institutional Class shares of the Wells Fargo Advantage Funds. Effective immediately, the following paragraphs are added to the “Additional Purchase and Redemption Information” section.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors.

An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

•	Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;
•	Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and
•	Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

•	Related business entities, including:
•	Corporations and their subsidiaries;
•	General and limited partners; and

1

•	Other business entities under common ownership or control.
•	Shareholder accounts that share a common tax identification number.
•	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE OVERSEAS FUND

Investor Class and Institutional Class

Supplement dated February 1, 2008, to the Prospectuses dated February 1, 2008.

This supplement contains important information about the above referenced Fund.

Reorganization and Meeting of Shareholders

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees (“Board”) unanimously approved the reorganization (“Reorganization”) of the Overseas Fund (the “Fund”) into the International Equity Fund.

The Reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders. A special meeting of the shareholders of the Fund is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve the Reorganization.

If shareholders of the Fund approve the Reorganization, the Fund will transfer all of its assets and liabilities to the International Equity Fund in exchange for shares of the International Equity Fund in an amount equal to the then current value of the Fund shares. Upon completion of the Reorganization, the Fund will liquidate by distributing the International Equity Fund shares to the Fund shareholders, so that Fund shareholders would receive shares of a specified class of the International Equity Fund with a total value equal to the then current value of their Fund shares, cease operations and dissolve. The Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of the Reorganization. Additionally, Fund shareholders will not bear any of the costs associated with the Reorganization.

Prior to the Reorganization, Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Fund’s prospectus. The proposed Reorganization, if approved by shareholders, is expected to occur by the end of the third quarter of 2008.

No shareholder action is necessary at this time. Additional information, including a detailed description of the Reorganization and the Board’s reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of the Fund by the second quarter of 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

IEIT028/P304SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUND

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Institutional Class

Supplement dated February 1, 2008, to the Prospectus dated March 1, 2007,

as previously supplemented on November 16, 2007, October 24, 2007,

August 15, 2007, and June 18, 2007.

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Institutional Class

Supplement dated February 1, 2008, to the Prospectus dated August 1, 2007.

All Funds

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in each Prospectus entitled “Frequent Purchases and Redemptions of Fund Shares” is replaced in its entirety with the following:

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds

1

Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management’s analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

All Funds

Effective immediately, under the “How to Buy Shares” section on page 41 of the Prospectus dated March 1, 2007, and page 15 of the Prospectus dated August 1, 2007, the second and third bullet points regarding eligibility requirements are deleted and replaced with the following:

•	Broker-dealer managed account or wrap programs that charge an asset-based fee, and have program assets of at least $100 million;
•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

SCIT028/P204SP2

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUND

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Class A, Class B, Class C, Administrator Class, Advisor Class,

Investor Class, Class Z and Class D

Supplement dated February 1, 2008, to the Prospectuses dated March 1, 2007, and August 1, 2007,

as previously supplemented, as the case may be.

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in each Prospectus entitled “Frequent Purchases and Redemptions of Fund Shares” is replaced in its entirety with the following:

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management’s analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

SCIV028 / P206SP2

2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated February 1, 2008, to the Statement of Additional Information dated August 1, 2007, as previously supplemented December 4, 2007, November 16, 2007, October 29, 2007, and October 1, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

C&B Mid Cap Value Fund

Discovery Fund

Enterprise Fund

Mid Cap Disciplined Fund

Small Cap Disciplined Fund

Small Cap Growth Fund

Small Cap Value Fund

Small/Mid Cap Value Fund

At its November 7, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees approved modifications of certain eligibility and minimum investment requirements for investors in the Institutional Class shares of the Wells Fargo Advantage Funds. Effective immediately, the following paragraphs are added to the “Additional Purchase and Redemption Information” section.

Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors.

An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

•	Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;
•	Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and
•	Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

1

•	Related business entities, including:
•	Corporations and their subsidiaries;
•	General and limited partners; and
•	Other business entities under common ownership or control.
•	Shareholder accounts that share a common tax identification number.
•	Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

______________________________________________________________________________________

The following information was contained within the November 16, 2007, Supplement and is included herewith for your convenience.

Small Cap Growth Fund

Effective on or about December 17, 2007, the Small Cap Growth Fund is closed to new investors, except that the Fund shall remain open to (a) existing shareholders; (b) certain institutional investors that meet the minimum investment requirement, (c) certain individuals or institutions that invest (i) via fee-based investment products or (ii) mutual fund wrap programs through a broker, dealer, financial planner, or consultant, or (iii) a registered investment advisor that has entered or enters into a signed agreement with Funds Management; (d) employer-sponsored retirement plans (and their participants) for which Funds Management or the Funds’ distributor, or an affiliate, has entered into an agreement to provide administrative services; and (e) other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Funds’ distributor, or an affiliate, to perform services. The section “Investors Eligible to Purchase Closed Funds or Closed Share Classes” on page 37 of the Statement of Additional Information will be updated to include the Small Cap Growth Fund as a “Closed Fund.”

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Class A, Class B, Class C and Class Z

Supplement dated February 1, 2008, to the Prospectuses dated March 1, 2007,

as previously supplemented, as the case may be.

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Funds Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in each Prospectus entitled “Frequent Purchases and Redemptions of Fund Shares” is replaced in its entirety with the following:

Frequent Purchases and Redemptions of Fund Shares

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary’s policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management’s analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

SFZ028 / P402SP2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

Supplement dated February 1, 2008, to the Statement of Additional Information dated March 1, 2007, as previously supplemented December 4, 2007, October 1, 2007, June 6, 2007, May 11, 2007, and March 28, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

Specialized Health Sciences Fund

Effective at the close of business on January 25, 2008, the Wells Fargo Advantage Specialized Health Sciences Fund was liquidated, therefore, effective immediately, all references to the Fund are hereby deleted.

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

_____________________________________________________________________________________________

The following information was contained within the October 1, 2007, Supplement and is included herewith for your convenience.

All Funds

On August 8, 2007, the Board of Trustees (the “Board”) approved revisions to the Portfolio Holdings Policies and Procedures (the “Procedures”). The revised Procedures, which are described below, are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term “portfolio holdings” includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds’ Web site.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

All Funds

Effective immediately, sub-paragraph (3) found under “Non-Fundamental Investment Policies” is hereby deleted and replaced with the following:

(3)Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would exclude the Fund from being a “commodity pool operator” as defined by the Commodity Exchange Act.

_____________________________________________________________________________________________

The following information was contained within the June 6, 2007, Supplement and is included herewith for your convenience.

All Funds

On and effective May 9, 2007, the Board of Trustees (the “Board”) accepted the resignation of A. Erdem Cimen as Treasurer of Wells Fargo Funds Trust (the “Trust”) and appointed Stephen Leonhardt as Treasurer of the Trust. As a result, the information regarding A. Erdem Cimen under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age, and Address	Position Held with Registrant/Length of Service	Principal Occupation(s) During the Past 5 Years	Other Public Company or Investment Company Directorship

Stephen Leonhardt, 47	Treasurer

Vice President and Manager of the Fund Audit, Reporting and Tax for Wells Fargo Funds Management, LLC since 2007. From 2002 to 2004, Controller for Sungard Transaction Networks. Chief Operating Officer for UMB Fund Services, Inc. from 2004 to 2005. Director of Fund Administration and SEC Reporting for TIAA-CREF from 2005 to 2007.

N/A

All Funds

On May 9, 2007, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies are effective immediately.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo

Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each series of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term “portfolio holdings” includes cash investments, such as investments in repurchase agreements. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ Web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to portfolio holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.

Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the Fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.

Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as it deems appropriate, but not less often than annually, and make any changes that it deems appropriate.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated February 1, 2008, to the Statement of Additional Information dated October 1, 2007,

as supplemented on December 4, 2007, and October 29, 2007.

This supplement contains important information about the Portfolios referenced above (the “Portfolios”).

All Portfolios

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Funds Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

The following information was contained within the December 4, 2007, Supplement and is included herewith for your convenience.

All Portfolios

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

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